                          AIM VARIABLE INSURANCE FUNDS


                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. NEW TECHNOLOGY FUND
                          AIM V.I. PREMIER EQUITY FUND


                         (SERIES I AND SERIES II SHARES)

   Supplement dated April 19, 2004 to the Prospectuses, each dated May 1, 2003 as supplemented January 12, 2004 and January 16, 2004

Effective April 20, 2004, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. AGGRESSIVE GROWTH FUND" on page 31 of the Series I Prospectus and on page 37 of the Series II Prospectus:

         o "Jay K. Rushin (lead manager), Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.

         o Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.

            They are assisted by the Aggressive Growth Team. More information on the fund's management team may be found on our website
         (http://www.aiminvestments.com/teams). The website is not part of this prospectus."


Effective April 20, 2004, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. PREMIER EQUITY FUND" on page 34 of the Series I Prospectus and on page 38 of the Series II Prospectus:

         o Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

         o James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1997.

         o R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student.

         o James C. Gassman, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000, he was an equity analyst with Southwest Securities, Inc.

         o Geoffrey V. Keeling, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1995.

         o Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1987.

         o Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

         o Robert L. Shoss, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1995.

         o Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.

         o Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

            More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not part of this prospectus."

                          AIM VARIABLE INSURANCE FUNDS


                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. NEW TECHNOLOGY FUND
                          AIM V.I. PREMIER EQUITY FUND


                                (SERIES I SHARES)

     Supplement dated April 19, 2004 to the Prospectus dated May 1, 2003 as supplemented June 12, 2003, August 18, 2003, August 20, 2003, November 20, 2003,
   December 5, 2003, December 12, 2003, December 16, 2003 and January 16, 2004


Effective April 20, 2004, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. AGGRESSIVE GROWTH FUND" on page 31 of the Prospectus:

         o "Jay K. Rushin (lead manager), Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.

         o Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.

            They are assisted by the Aggressive Growth Team. More information on the fund's management team may be found on our website
         (http://www.aiminvestments.com/teams). The website is not part of this prospectus."


Effective April 20, 2004, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. PREMIER EQUITY FUND" on page 34 of the Prospectus:

         o "Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

         o James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1997.

         o R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student.

         o James C. Gassman, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000, he was an equity analyst with Southwest Securities, Inc.

         o Geoffrey V. Keeling, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1995.

         o Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1987.

         o Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

         o Robert L. Shoss, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1995.

         o Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.

         o Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

            More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not part of this prospectus."

                          AIM VARIABLE INSURANCE FUNDS


                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. NEW TECHNOLOGY FUND
                          AIM V.I. PREMIER EQUITY FUND


                               (SERIES II SHARES)


                         Supplement dated April 19, 2004
                       to the Prospectus dated May 1, 2003
                 as supplemented June 12, 2003, August 18, 2003,
              August 20, 2003, November 20, 2003, December 5, 2003,
            December 12, 2003, December 16, 2003 and January 16, 2004

Effective April 20, 2004, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. AGGRESSIVE GROWTH FUND" on page 37 of the Prospectus:

         o "Jay K. Rushin (lead manager), Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.

         o Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.

            They are assisted by the Aggressive Growth Team. More information on the fund's management team may be found on our website
         (http://www.aiminvestments.com/teams). The website is not part of this prospectus."


Effective April 20, 2004, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. PREMIER EQUITY FUND" on page 38 of the Prospectus:

         o "Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

         o James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1997.

         o R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student.

         o James C. Gassman, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000, he was an equity analyst with Southwest Securities, Inc.

         o Geoffrey V. Keeling, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1995.

         o Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1987.

         o Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

         o Robert L. Shoss, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1995.

         o Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.

         o Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

            More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not part of this prospectus."

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND

                                (SERIES I SHARES)

                         Supplement dated April 19, 2004
                       to the Prospectus dated May 1, 2003
                        as supplemented December 5, 2003,
                     December 16, 2003 and January 16, 2004

Effective April 20, 2004, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Jay K. Rushin (lead manager), Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.

         o Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.

         They are assisted by the Aggressive Growth Team. More information on the fund's management team may be found on our website
         (http://www.aiminvestments.com/teams). The website is not part of this prospectus."

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND

                               (SERIES II SHARES)

                         Supplement dated April 19, 2004
                       to the Prospectus dated May 1, 2003
                        as supplemented December 5, 2003,
                     December 16, 2003 and January 16, 2004

Effective April 20, 2004, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Jay K. Rushin (lead manager), Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.

         o Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.

         They are assisted by the Aggressive Growth Team. More information on the fund's management team may be found on our website
         (http://www.aiminvestments.com/teams). The website is not part of this prospectus."

                          AIM VARIABLE INSURANCE FUNDS

                          AIM V.I. PREMIER EQUITY FUND

                                (SERIES I SHARES)

                         Supplement dated April 19, 2004
                       to the Prospectus dated May 1, 2003
                        as supplemented December 5, 2003,
                     December 16, 2003 and January 16, 2004

Effective April 20, 2004, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

         o James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1997.

         o R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student.

         o James C. Gassman, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000, he was an equity analyst with Southwest Securities, Inc.

         o Geoffrey V. Keeling, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1995.

         o Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1987.

         o Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

         o Robert L. Shoss, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1995.

         o Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.

         o Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

            More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not part of this prospectus."

                          AIM VARIABLE INSURANCE FUNDS

                          AIM V.I. PREMIER EQUITY FUND

                               (SERIES II SHARES)

                         Supplement dated April 19, 2004
                       to the Prospectus dated May 1, 2003
                        as supplemented December 5, 2003,
                     December 16, 2003 and January 16, 2004

Effective April 20, 2004, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 5 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

         o James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1997.

         o R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student.

         o James C. Gassman, Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2000. From 1998 to 2000, he was an equity analyst with Southwest Securities, Inc.

         o Geoffrey V. Keeling, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1995.

         o Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1987.

         o Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

         o Robert L. Shoss, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1995.

         o Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.

         o Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1998.

            More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not part of this prospectus."